The New America High Income Fund, Inc.

March 31, 2021 (Unaudited)

Portfolio of Investments

(Dollar Amounts in Thousands)

Principal		Value
Amount/Units		(See Notes)

CORPORATE DEBT SECURITIES - 120.18% (d)(f)
Aerospace & Defense - 1.24%
1,830	Transdigm Holdings UK, plc, Senior Notes, 6.25%, 03/15/26 (g)	1,935
115	Transdigm Holdings UK, plc, Senior Notes, 7.50, 03/15/27	123
730	Transdigm Holdings UK, plc, Senior Notes, 8%, 12/15/25 (g)	794
		2,852
Airlines - 2.94%
720	American Airlines Inc., Senior Notes, 11.75%, 07/15/25 (g)	890
925	American Airlines Inc., Senior Notes, 5.50%, 04/20/26 (g)	961
1,015	American Airlines Inc., Senior Notes, 5.75%, 04/20/29 (g)	1,081
135	Delta Airlines, Senior Notes, 4.50%, 10/20/25 (g)	144
495	Delta Airlines, Senior Notes, 4.75%, 10/20/28 (g)	538
550	Delta Airlines, Senior Notes, 7%, 05/01/25 (g)	633
725	Delta Airlines, Senior Notes, 7.375%, 01/15/26	850
285	Hawaiian Miles Loyalty, Ltd., Senior Notes, 5.75%, 01/20/26 (g)	302
760	Mileage Plus Holdings, LLC, Senior Notes, 6.50%, 06/20/27 (g)	831
510	United Airlines Holdings, Inc., Senior Notes, 5%, 02/01/24	518
		6,748
Automotive - 5.39%
810	Adient Global Holdings, Senior Notes, 4.875%, 08/15/26 (g)	834
655	Adient US, LLC, Senior Notes, 9%, 04/15/25 (g)	725
85	Clarios Global LP, Senior Secured Notes, 6.25%, 05/15/26 (g)	90
3,215	Clarios Global LP, Senior Notes, 8.50%, 05/15/27 (g)	3,460
50	Dana Financing Luxembourg Sarl, Senior Notes, 5.75%, 04/15/25 (g)	52
455	Dana Inc., Senior Notes, 5.625%, 06/15/28	483
700	Ford Motor Company, Senior Notes, 8.50%, 04/21/23	781
1,185	Ford Motor Company, Senior Notes, 9%, 04/22/25	1,433
15	Ford Motor Credit Company, LLC, Senior Notes, 9.625%, 04/22/2030	21

265	Goodyear Tire and Rubber Company, Senior Notes, 9.50%, 05/31/25	296
222	Group One Automotive, Inc, Senior Notes, 4%, 08/15/28 (g)	220
445	Jaguar land Rover Automotive Plc, Senior Notes, 7.75%, 10/15/25 (g)	482
435	Meritor, Inc., Senior Notes, 6.25%, 06/01/25 (g)	463
590	Navistar International Corporation, Senior Notes, 9.50%, 05/01/25 (g)	649
105	Real Hero Merger, Senior Notes, 6.25%, 02/01/29 (g)	108
200	Tenneco Inc., Senior Notes, 5%, 07/15/24 (EUR)	241
915	Tenneco Inc., Senior Notes, 5%, 07/15/26	865
465	Tenneco Inc., Senior Notes, 5.125%, 04/15/29 (g)	458
285	Tenneco Inc., Senior Notes, 5.375%, 12/15/24	286
385	Tenneco Inc., Senior Notes, 7.875%, 01/15/29 (g)	433
		12,380
Broadcasting - 6.09%
675	Clear Channel Outdoor Holdings, Inc., Senior Notes, 5.125%, 08/15/27 (g)	679
1,080	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.75%, 04/f15/28 (g)	1,069
704	Clear Channel Worldwide Holdings, Inc., Senior Subordinated Notes, 9.25%, 02/15/24	733
300	Diamond Sports Group, LLC, Senior Notes, 5.375%, 08/15/26 (g)	216
765	Diamond Sports Group, LLC, Senior Notes, 6.625%, 08/15/27 (g)	405
2,674	iHeart Communications, Inc., Senior Notes, 8.375%, 05/01/27	2,858
1,030	Lionsgate Capital Holdings LLC, Senior Notes, 6.375%, 02/01/24 (g)	1,063
1,635	MDC Partners, Inc., Senior Notes, 7.50%, 05/01/24 (g)	1,655
355	Nexstar Broadcasting, Inc., Senior Notes, 4.75%, 11/01/28 (g)	358
450	Nielsen Finance LLC, Senior Notes, 5.625%, 10/01/28 (g)	472
65	Outfront Media Capital, LLC, Senior Notes, 5%, 08/15/27 (g)	66
145	Outfront Media Capital, LLC, Senior Notes, 4.25%, 01/15/29 (g)	139
295	Scripps Company., Senior Notes, 5.375%, 01/15/31 (g)	293
560	Sirius XM Radio, Inc., Senior Notes, 4.625%, 07/15/24 (g)	575
620	Sirius XM Radio, Inc., Senior Notes, 5%, 08/01/27 (g)	648
1,130	Terrier Media Buyer, Inc., Senior Notes, 8.875%, 12/15/27 (g)	1,215
345	Townsquare Media, Inc., Senior Notes, 6.875%, 02/01/26 (g)	367
580	Univision Communications, Inc., Senior Notes, 6.625%, 06/01/27 (g)	618
280	Univision Communications, Inc., Senior Notes, 9.50%, 05/01/25 (g)	308
250	Urban One, Inc., Senior Notes, 7.375%, 02/01/28 (g)	257
		13,994

Building & Real Estate - 1.80%
755	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes, 6.75%, 05/15/28 (g)	814
645	Howard Hughes Corporation, Senior Notes, 4.125%, 02/01/29 (g)	630
465	Howard Hughes Corporation, Senior Notes, 4.375%, 02/01/31 (g)	455
570	Howard Hughes Corporation, Senior Notes, 5.375%, 08/01/28 (g)	599
180	Realogy Group LLC, Senior Notes, 5.75%, 01/15/29 (g)	178
150	Realogy Group LLC, Senior Notes, 7.625%, 06/15/25 (g)	164
400	Realogy Group LLC, Senior Notes, 9.375%, 04/01/27 (g)	442
225	Taylor Morrison Communities, Inc., Senior Notes, 5.125%, 08/01/30 (g)	239
425	Taylor Morrison Communities, Inc., Senior Notes, 5.875%, 04/15/23 (g)	451
160	Weekley Homes LLC, Senior Notes, 4.875%, 09/15/28 (g)	164
		4,136
Building Products - 1.89%
680	ABC Supply Company, Inc., Senior Notes, 5.875%, 05/15/26 (g)	702
140	Beacon Roofing Supply, Inc., Senior Notes, 4.875%, 11/01/25 (g)	143
120	CP Atlas Buyer, Inc., Senior Notes, 7%, 12/01/28 (g)	125
445	Forterra Finance LLC, Senior Notes, 6.50%, 07/15/25 (g)	478
145	LBM Acquisition, LLC, Senior Notes, 6.25%, 01/15/29 (g)	149
355	Mercer International, Inc., Senior Notes, 5.125%, 02/01/29 (g)	367
80	Mercer International, Inc., Senior Notes, 5.50%, 01/15/26	82
295	New Enterprise Stone and Lime Company, Inc., Senior Notes, 6.25%, 03/15/26 (g)	303
470	PGT Innovations, Inc., Senior Notes, 6.75%, 08/01/26 (g)	499
395	Specialty Building Products Holdings, LLC, Senior Note, 6.375%, 09/30/26 (g)	409
290	Summit Materials LLC, Senior Notes, 5.125%, 06/01/25 (g)	294
120	Summit Materials LLC, Senior Notes, 5.25%, 01/15/29 (g)	125
640	Summit Materials LLC, Senior Notes, 6.50%, 03/15/27 (g)	675
		4,351
Cable Operators - 12.22%
1,600	Altice Financing S.A., Senior Notes, 7.50%, 05/15/26 (g)	1,668

1,550	Altice France Holding S.A., Senior Notes, 6%, 02/15/28 (g)	1,525
1,120	Altice France Holding S.A., Senior Notes, 10.50%, 05/15/27 (g)	1,260
1,400	Altice France S.A., Senior Notes, 7.375%, 05/01/26 (g)	1,456
605	Altice France S.A., Senior Notes, 8.125%, 02/01/27 (g)	662
475	C&W Senior Financing Designated Activity, Senior Notes, 6.875%, 09/15/27 (g)	506
200	Cablevision Lightpath LLC, Senior Notes, 5.625%, 09/15/28 (g)	202
90	CCO Holdings, LLC, Senior Notes, 4.25%, 02/01/31 (g)	90
845	CCO Holdings, LLC, Senior Notes, 4.50%, 05/01/32 (g)	856
2,260	CCO Holdings, LLC, Senior Notes, 5.00%, 02/01/28 (g)	2,370
1,658	CCO Holdings, LLC, Senior Notes, 5.125%, 05/01/27 (g)	1,741
680	CCO Holdings, LLC, Senior Notes, 5.375%, 06/01/29 (g)	728
1,130	CCO Holdings, LLC, Senior Notes, 5.50%, 05/01/26 (g)	1,165
550	CSC Holdings, LLC, Senior Notes, 4.625%, 12/01/30 (g)	540
1,410	CSC Holdings, LLC, Senior Notes, 6.50%, 02/01/29 (g)	1,551
895	CSC Holdings, LLC, Senior Notes, 7.50%, 04/01/28 (g)	986
225	Dish DBS Corporation, Senior Notes, 5.875%, 11/15/24	235
665	Dish DBS Corporation, Senior Notes, 7.375%, 07/01/28	694
810	Dish DBS Corporation, Senior Notes, 7.75%, 07/01/26	891
390	GCI LLC, Senior Notes, 4.75%, 10/15/28 (g)	398
225	LCPR Senior Secured Notes, 6.75%, 10/15/27 (g)	239
770	Netflix, Inc., Senior Notes, 5.375%, 11/15/29 (g)	911
1,555	Netflix, Inc., Senior Notes, 5.875%, 11/15/28	1,874
2,625	Netflix, Inc., Senior Notes, 6.375%, 05/15/29	3,255
570	Radiate Holdco LLC, Senior Notes, 6.50%, 09/15/28 (g)	601
490	Virgin Media Secured Finance, Plc, Senior Notes, 5.50%, 08/15/26 (g)	508
270	VTR Finance B.V., Senior Notes, 6.375%, 07/15/28 (g)	290
845	Ziggo Bond Finance B.V., Senior Notes, 6%, 01/15/27 (g)	883
		28,085
Chemicals - 2.09%
366	Compass Minerals International, Inc., Senior Notes, 6.75%, 12/01/27 (g)	393
1,440	CVR Partners, L.P., Senior Notes, 9.25%, 06/15/23 (g)	1,449

250	Diamond (BC) B.V., Senior Notes, 5.625%, 08/15/25 (EUR)	300
630	GPD Companies, Inc,. Senior Notes, 10.125%, 04/01/26 (g)	691
200	Kraton Polymers LLC, Senior Notes, 5.25%, 05/15/26 (g)(EUR)	241
480	Methanex Corporation, Senior Notes, 5.125%, 10/15/27	491
280	Methanex Corporation, Senior Notes, 5.25%, 12/15/29	289
410	Methanex Corporation, Senior Notes, 5.65%, 12/01/44	406
520	Univar Solutions USA, Senior Notes, 5.125%, 12/01/27 (g)	540
		4,800
Consumer Products - .59%
105	CD&R Smokey Buyer, Inc., Senior Notes, 6.75%, 07/15/25 (g)	112
93	Life Time Inc, Senior Notes, 5.75%, 01/15/26 (g)	96
315	Life Time Inc, Senior Notes, 8%, 04/15/26 (g)	324
145	Mattel Inc., Senior Notes, 5.45%, 11/01/41	158
325	Mattel Inc., Senior Notes, 5.875%, 12/15/27 (g)	355
260	Mattel Inc., Senior Notes, 6.20%, 10/01/40	307
		1,352
Container - 2.04%
1,005	Ardagh Packaging Finance plc, Senior Notes, 4%, 09/01/29 (g)	1,000
400	Ardagh Packaging Finance plc, Senior Notes, 5.25%, 04/30/25 (g)	420
1,240	Mauser Packaging Solutions, Senior Notes, 7.25%, 04/15/25 (g)	1,238
235	Mauser Packaging Solutions, Senior Notes, 8.50%, 04/15/24 (g)	244
325	Pactiv Corporation, Senior Notes, 7.95%, 12/15/25	361
102	Pactiv Corporation, Senior Notes, 8.375%, 04/15/27	116
1,200	Trivium Packaging Finance B.V., Senior Notes, 8.50%, 08/15/27 (g)	1,302
		4,681
Energy - 14.03%
285	Aethon United BR, LP, Senior Notes, 8.25% 02/15/26 (g)	293
430	Apache Corporation, Senior Notes, 4.625%, 11/15/25	442
420	Apache Corporation, Senior Notes, 4.875%, 11/15/27	429
30	Apache Corporation, Senior Notes, 6%, 01/15/37	33

275	Cheniere Energy Partners, L.P., Senior Notes, 5.625%, 10/01/26	287
900	Citgo Holding, Inc., Senior Notes, 9.25%, 08/01/24 (g)	900
800	Citgo Petroleum Corporation, Senior Notes, 7%, 06/15/25 (g)	821
340	Comstock Resources, Inc., Senior Notes, 6.75%, 03/01/29 (g)	349
590	Comstock Resources, Inc., Senior Notes, 9.75%, 08/15/26	640
720	Continental Resources, Inc., Senior Notes, 4.90%, 06/01/44	718
695	Continental Resources, Inc., Senior Notes, 5.75%, 01/15/31 (g)	782
230	CrownRock , L.P., Senior Notes, 5.625%, 10/15/25 (g)	234
795	DCP Midstream, LLC, Senior Notes, 6.75%, 09/15/37 (g)	884
540	DCP Midstream, LLC, Senior Notes, 7.375%, (h)	482
470	DCP Midstream, LLC, Senior Notes, 8.125%, 08/16/30	607
598	Endeavor Energy Resources, L.P., Senior Notes. 5.75%, 01/30/28 (g)	632
110	Endeavor Energy Resources, L.P., Senior Notes. 6.625%, 07/15/25 (g)	117
135	EQT Corporation, Senior Notes, 7.375%, 01/15/29	144
90	EQT Corporation, Senior Notes, 8.25%, 02/01/25	103
700	EQT Corporation, Senior Notes, 8.75%, 02/01/30	889
1,000	Exterran NRG Solutions, Senior Notes, 8.125%, 05/01/25	920
60	Hess Corporation, Senior Notes, 7.875%, 10/01/29	78
245	HilCorp Energy, L.P., Senior Notes, 5.75%, 02/01/29 (g)	247
275	HilCorp Energy, L.P., Senior Notes, 6%, 02/01/31 (g)	279
1,460	Magnolia Oil and Gas Operating LLC, Senior Notes, 6%, 08/01/26 (g)	1,496
260	Matador Resources Company, Senior Notes, 5.875%, 09/15/26	252
1,410	NGL Energy Partners L.P., Senior Notes, 7.50%, 11/01/23	1,357
1,550	NGL Energy Partners L.P., Senior Notes, 7.50%, 02/01/26 (g)	1,589
345	Nustar Logistics, L.P., Senior Notes, 5.75%, 10/01/25	367
1,190	Nustar Logistics, L.P., Senior Notes, 6%, 06/01/26	1,264
340	Occidental Petroleum Corporation, Senior Notes, 5.50%, 12/01/25	358
305	Occidental Petroleum Corporation, Senior Notes, 5.875%, 09/01/25	324
310	Occidental Petroleum Corporation, Senior Notes, 6.125%, 01/01/31	341
290	Occidental Petroleum Corporation, Senior Notes, 6.375%, 09/01/28	318
100	Occidental Petroleum Corporation, Senior Notes, 6.45%, 09/15/36	110
790	Occidental Petroleum Corporation, Senior Notes, 7.95%, 06/15/39	931

470	Occidental Petroleum Corporation, Senior Notes, 8%, 07/15/25	539
625	Occidental Petroleum Corporation, Senior Notes, 8.50%, 07/15/27	738
1,190	Occidental Petroleum Corporation, Senior Notes, 8.875%, 07/15/30	1,496
455	Ovintiv Exploration, Inc., Senior Notes, 5.625%, 07/01/24	500
215	Range Resources, Corporation, Senior Notes, 8.25%, 01/15/29 (g)	230
530	Range Resources, Corporation, Senior Notes, 9.25%, 02/01/26	576
3,020	Seven Generations Energy Ltd., Senior Notes, 5.375%, 09/30/25 (g)	3,129
320	Solaris Midstream Holdings, LLC, Senior Notes, 7.625%, 04/01/26 (g)	327
39	Summit Midstream Partners, LP, Senior Notes, 9.50%, (a)(h)	24
371	Tallgrass Energy Partners, L.P., Senior Notes, 5.50%, 09/15/24 (g)	375
345	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 03/01/27 (g)	347
450	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 12/31/30 (g)	443
370	Tallgrass Energy Partners, L.P., Senior Notes, 7.50%, 10/01/25 (g)	396
295	Targa Resources Partners, L.P., Senior Notes, 6.50%, 07/15/27	320
435	Targa Resources Partners, L.P., Senior Notes, 6.875%, 01/15/29	479
96	Transocean Phoenix 2, Ltd., Senior Notes, 7.75%, 10/15/24 (g)	93
239	Transocean Pontus, Ltd., Senior Notes, 6.125%, 08/01/25 (g)	225
198	Transocean Proteus, Ltd., Senior Notes, 6.25%, 12/01/24 (g)	188
450	USA Compression Partners, L.P., Senior Notes, 6.875%, 04/01/26	461
390	USA Compression Partners, L.P., Senior Notes, 6.875%, 09/01/27	402
945	Vine Energy Holdings, LLC, Senior Notes, 6.75%, 04/15/29 (g)	944
		32,249
Entertainment & Leisure - 4.74%
1,065	Carnival Corporation, Senior Notes, 7.625%, 03/01/26 (g)	1,142
820	Carnival Corporation, Senior Notes, 9.875%, 08/01/27 (g)	961
215	Cedar Fair, L. P., Senior Notes, 5.25%, 07/15/29	221
650	Cedar Fair, L. P., Senior Notes, 5.375%, 04/15/27	666
1,080	Cedar Fair, L. P., Senior Notes, 5.50%, 05/01/25 (g)	1,133
730	NCL Corporation Ltd., Senior Notes, 5.875%, 03/15/26 (g)	737
215	NCL Finance, Ltd., Senior Notes, 6.125%, 03/15/28 (g)	219
555	Royal Caribbean Cruises, Ltd., Senior Notes, 5.25%, 11/15/22	570
1,005	Royal Caribbean Cruises, Ltd., Senior Notes, 5.50%, 04/01/28 (g)	1,010

775	Royal Caribbean Cruises, Ltd., Senior Notes, 11.50%, 06/01/25 (g)	901
915	SeaWorld Parks & Entertainment, Inc.,Senior Notes, 9.50%, 08/01/25 (g)	993
1,675	Six Flags Theme Parks, Inc., Senior Notes, 7%, 07/01/25 (g)	1,809
300	Vail Resorts, Inc., Senior Notes, 6.25%, 05/15/25 (g)	320
190	Viking Cruises, Ltd., Senior Notes, 13%, 05/15/25 (g)	223
		10,905
Financial - 7.96%
425	Acrisure, LLC, Senior Notes, 4.25%, 02/15/29 (g)	418
695	Acrisure, LLC, Senior Notes, 7%, 11/15/25 (g)	718
825	Acrisure, LLC, Senior Notes, 10.125%, 08/01/26 (g)	952
325	Alliant Holdings, Senior Notes, 6.75%, 10/15/27 (g)	348
838	AmWins Group, Inc., Senior Notes, 7.75%, 07/01/26 (g)	895
430	Assured Partners, Inc. Senior Notes, 5.625%, 01/15/29 (g)	436
825	Banco Do Brasil S.A. (Cayman), 9% (h)	901
132	Cabot Financial (Luxembourg) S.A., Senior Notes, 7.50%, 10/01/23 (g) (GBP)	186
146	Cabot Financial (Luxembourg) S.A., Senior Notes, 7.50%, 10/01/23 (GBP)	205
745	Genworth Mortgage Holdings, Senior Notes, 6.50%, 08/15/25 (g)	803
585	GTCR AP Finance, Inc., Senior Notes, 8%, 05/15/27 (g)	627
190	Home Point Capital, Inc., Senior Notes, 5%, 02/01/26 (g)	188
1,090	Hub Holdings LLC, Senior Notes, 7%, 05/01/26 (g)	1,130
1,010	Icahn Enterprises, L.P., Senior Notes, 6.25%, 05/15/26	1,061
980	Itau Unibankco Holding S.A., Senior Notes, 6.125%, (g)(h)	984
505	LPL Holdings, Inc., Senior Notes, 4%, 03/15/29 (g)	508
210	MGIC Investment Corporation, Senior Notes, 5.25%, 08/15/28	218
685	Navient Corporation, Senior Notes, 4.875%, 03/15/28	670
500	Navient Corporation, Senior Notes, 5%, 03/15/27	501
1,115	Navient Corporation, Senior Notes, 6.125%, 03/25/24	1,181
550	Navient Corporation, Senior Notes, 6.75%, 06/25/25	597
215	Navient Corporation, Senior Notes, 6.75%, 06/15/26	233
40	Navient Corporation, Senior Notes, 7.25%, 01/25/22	41
725	Navient Corporation, Senior Notes, 7.25%, 09/25/23	785

300	OneMain Finance Corporation, Senior Notes, 6.125%, 03/15/24	324
390	OneMain Finance Corporation, Senior Notes, 6.625%, 01/15/28	441
810	OneMain Finance Corporation, Senior Notes, 6.875%, 03/15/25	917
300	OneMain Finance Corporation, Senior Notes, 7.125%, 03/15/26	345
275	OneMain Finance Corporation, Senior Notes, 8.875%, 06/01/25	304
475	PennyMac Financial Services, Inc., Senior Notes, 4.25%, 02/15/29 (g)	454
300	PennyMac Financial Services, Inc., Senior Notes, 5.375%, 10/15/25 (g)	310
250	Quicken Loans, Inc., Senior Notes, 5.25%, 01/15/28 (g)	264
335	SLM Corporation, Senior Notes, 4.20%, 10/29/25	351
		18,296
Food/Tobacco - 3.33%
1,425	B&G Foods, Inc., Senior Notes, 5.25%, 04/01/25	1,461
270	B&G Foods, Inc., Senior Notes, 5.25%, 09/15/27	279
190	Chobani LLC., Senior Notes, 4.625%, 11/15/28 (g)	194
1,130	Chobani LLC., Senior Notes, 7.50%, 04/15/25 (g)	1,172
770	Cosan Luxembourg S.A., Senior Notes, 7%, 01/20/27 (g)	818
520	FAGE International S.A., Senior Notes, 5.625%, 08/15/26 (g)	537
230	Kraft Foods Group, Senior Notes, 6.875%, 01/26/39	317
635	Post Holdings, Inc., Senior Notes, 4.50%, 09/15/31 (g)	625
485	Post Holdings, Inc., Senior Notes, 5.625%, 01/15/28 (g)	511
330	Post Holdings, Inc., Senior Notes, 5.75%, 03/01/27 (g)	346
900	Sigma Holdco., B.V., Senior Notes, 7.875%, 05/15/26 (g)	900
495	Triton Water Holdings, Inc., Senior Notes 6.25%, 04/01/29 (g)	503
		7,663
Gaming - 7.14%
160	Affinity Gaming Corporation, Senior Notes, 6.875%, 12/15/27 (g)	168
580	Boyd Gaming Corporation, Senior Notes, 6%, 08/15/26	604
195	Boyd Gaming Corporation, Senior Notes, 8.625%, 06/01/25 (g)	217
375	Caesar's Resorts, Senior Notes, 5.75%, 07/01/25 (g)	394
355	Caesar's Resorts, Senior Notes, 8.125%, 07/01/27 (g)	390

752	Cirsa Finance International, S.A.R.L., Senior Notes, 7.875%, 12/20/23 (g)	769
235	International Game Technology Plc, Senior Notes, 4.125%, 04/15/26 (g)	243
375	International Game Technology Plc, Senior Notes, 5.25%, 01/15/29 (g)	390
1,165	International Game Technology Plc, Senior Notes, 6.25%, 01/15/27 (g)	1,286
520	Melco Resorts Finance, Senior Notes, 5.375%, 12/04/29 (g)	550
395	MGM China Holdings, Limited, Senior Notes, 4.75%, 02/01/27 (g)	400
315	MGM China Holdings, Limited, Senior Notes, 5.375%, 05/15/24 (g)	325
315	MGM China Holdings, Limited, Senior Notes, 5.875%, 05/15/26 (g)	329
455	MGM Growth Prop. Operating Partnership L.P., Senior Notes, 3.875%, 02/15/29 (g)	452
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes, 5.75%, 02/01/27	478
605	MGM Resorts International, Senior Notes, 6%, 03/15/23	646
95	Mohegan Gaming and Entertainment, Senior Notes, 8%, 02/01/26 (g)	96
735	Peninsula Pacific Entertainment LLC, Senior Notes, 8.50%, 11/15/27 (g)	783
230	Scientific Games International Inc., Senior Notes, 7%, 05/15/28 (g)	244
325	Scientific Games International Inc., Senior Notes, 7.25%, 11/15/29 (g)	351
1,240	Scientific Games International Inc., Senior Notes, 8.25%, 03/15/26 (g)	1,330
335	Scientific Games International Inc., Senior Notes, 8.625%, 07/01/25 (g)	363
1,235	Stars Group Holdings B.V., Senior Notes, 7%, 07/15/26 (g)	1,287
350	Studio City Finance Ltd., Senior Notes, 5%, 01/15/29 (g)	351
367	VICI Properties, Senior Notes, 4.625%, 12/01/29 (g)	380
1,390	Wynn Las Vegas, LLC, Senior Notes, 5.25%, 05/15/27 (g)	1,452
450	Wynn Macau Ltd., Senior Notes, 5.50%, 01/15/26 (g)	469
585	Wynn Macau Ltd., Senior Notes, 5.50%, 10/01/27 (g)	607
1,030	Wynn Macau Ltd., Senior Notes, 5.625%, 08/26/28 (g)	1,071
		16,425
Healthcare - 8.80%
870	Avantor Funding, Inc., Senior Notes, 4.625%, 07/15/28 (g)	907
1,381	Bausch Health Companies, Inc., Senior Notes, 7%, 03/15/24 (g)	1,412
85	Bausch Health Companies, Inc., Senior Notes, 7%, 01/15/28 (g)	92
515	Bausch Health Companies, Inc., Senior Notes, 7.25%, 05/30/29 (g)	574

1,970	Bausch Health Companies, Inc., Senior Notes, 8.50%, 01/31/27 (g)	2,187
1,060	Bausch Health Companies, Inc., Senior Notes, 9%, 12/15/25 (g)	1,150
1,600	Bausch Health Companies, Inc., Senior Notes, 9.25%, 04/01/26 (g)	1,772
775	Centene Corporation, Senior Notes, 4.625%, 12/15/29	835
455	CHS/Community Health Systems, Inc, Senior Notes, 6%, 01/15/29 (g)	481
370	CHS/Community Health Systems, Inc, Senior Notes, 6.875%, 04/15/29 (g)	385
900	CHS/Community Health Systems, Inc, Senior Notes, 8%, 12/15/27 (g)	981
500	DaVita Healthcare Partners, Inc., Senior Notes, 4.625%, 06/01/30 (g)	508
230	HCA, Incorporated, Senior Notes, 5.625%, 09/01/28	264
575	HCA, Incorporated, Senior Notes, 5.875%, 02/15/26	654
450	HCA, Incorporated, Senior Notes, 5.875%, 02/01/29	521
405	Legacy Lifepoint Health Inc., Senior Notes, 6.75%, 04/15/25 (g)	430
200	Radiology Partners, Inc., Senior Notes, 9.25%, 02/01/28 (g)	217
1,135	Regional Care Hospital Partners Holdings, Inc., Senior Notes, 9.75%, 12/01/26 (g)	1,229
275	RP Escrow Issuer LLC, Senior Notes, 5.25%, 12/15/25 (g)	285
435	Select Medical Corporation, Senior Notes, 6.25%, 08/15/26 (g)	462
1,640	Tenet Healthcare Corporation, Senior Notes, 6.125%, 10/01/28 (g)	1,710
424	Tenet Healthcare Corporation, Senior Notes, 6.875%, 11/15/31	471
810	Tenet Healthcare Corporation, Senior Notes, 7.50%, 04/01/25 (g)	871
360	Teva Pharma Finance Netherlands III BV, Senior Notes, 6%, 04/15/24	382
24	Teva Pharma Finance Netherlands III BV, Senior Notes, 6.15%, 02/01/36	26
1,290	Teva Pharma Finance Netherlands III BV, Senior Notes, 7.125%, 01/31/25	1,421
		20,227
Information Technology - 4.70%
360	Banff Merger Sub, Inc., Senior Notes, 9.75%, 09/01/26 (g)	382
135	Boxer Parent Company, Inc., Senior Notes, 6.50%, 10/02/25 (g) (EUR)	168
150	Boxer Parent Company, Inc., Senior Notes, 7.125%, 10/02/25 (g)	161
260	Boxer Parent Company, Inc., Senior Notes, 9.125%, 03/01/26 (g)	277
435	Commscope, Inc., Senior Notes, 7.125%, 07/01/28 (g)	461
275	Commscope, Inc., Senior Notes, 8.25%, 03/01/27 (g)	294

495	Expedia Group, Inc., Senior Notes, 6.25%, 05/01/25 (g)	572
305	Logmein, Inc., Senior Notes, 5.50%, 09/01/27 (g)	319
1,165	Photo Holdings Merger, Senior Notes, 8.50%, 10/01/26 (g)	1,260
2,945	Solera, LLC, Senior Notes, 10.50%, 03/01/24 (g)	3,041
750	SS&C Technologies, Inc., Senior Notes, 5.50%, 09/30/27 (g)	795
1,755	Uber Technologies, Inc., Senior Notes, 7.50%, 09/15/27 (g)	1,933
215	Veritas Bermuda Ltd., Senior Notes, 7.50%, 09/01/25 (g)	223
740	Veritas Bermuda Ltd., Senior Notes, 10.50%, 02/01/24 (g)	758
170	Zoom Info Technologies, LLC, Senior Notes, 3.875%, 02/01/29 (g)	166
		10,810
Lodging - 1.29%
150	Hilton Domestic Operating Company, Inc.,Senior Notes, 5.375%, 05/01/25 (g)	158
170	Hilton Domestic Operating Company, Inc.,Senior Notes, 5.75%, 05/01/28 (g)	183
125	Hilton Worldwide Finance, LLC, Senior Notes, 4.875%, 04/01/27	130
420	Marriott Ownership Resorts, Inc., Senior Notes, 6.125%, 09/15/25 (g)	445
825	Marriott Ownership Resorts, Inc., Senior Notes, 6.50%, 09/15/26	859
300	Park Intermediate Holdings, LLC, Senior Notes, 5.875%, 10/01/28 (g)	318
280	Park Intermediate Holdings, LLC, Senior Notes, 7.50%, 06/01/25 (g)	305
550	Ryman Hospitality Group, Senior Notes, 4.75%, 10/15/27	562
		2,960
Manufacturing - .56%
315	Apex Tool /BC Mountain, 9%, 02/15/23 (g)	315
290	Colfax Corporation, Senior Notes, 6.375%, 02/15/26 (g)	308
145	Hillenbrand Inc., Senior Notes, 3.75%, 03/01/31	141
15	Hillenbrand Inc., Senior Notes, 5%, 09/15/26	16
95	Hillenbrand Inc., Senior Notes, 5.75%, 06/15/25	102
175	Sensata Technologies, Inc., Senior 3.75%, 02/15/31 (g)	173
218	Wellbilt, Inc., Senior Notes, 9.50%, 02/15/24	225
		1,280
Metals & Mining - 5.87%
745	Alcoa Nederland Holding B.V., Senior Notes, 5.50%, 12/15/27 (g)	798

200	Alcoa Nederland Holding B.V., Senior Notes, 6.75%, 09/30/24 (g)	207
600	Alcoa Nederland Holding B.V., Senior Notes, 7%, 09/30/26 (g)	633
280	Arconic Corporation, Senior Notes, 6%, 05/15/25 (g)	298
780	Arconic Corporation, Senior Notes, 6.125%, 02/15/28 (g)	831
885	Big River Steel, LLC, Senior Notes, 6.625%, 01/31/29 (g)	951
232	Cleveland-Cliffs, Inc., Senior Notes, 9.875%, 10/17/25 (g)	270
385	Constellium N.V., Senior Notes, 3.75%, 04/15/29 (g)	367
1,000	Constellium N.V., Senior Notes, 5.75%, 05/15/24 (g)	1,013
505	FMG Resources Pty. Ltd., Senior Notes, 5.125%, 03/15/23 (g)	538
610	FMG Resources Pty. Ltd., Senior Notes, 5.125%, 05/15/24 (g)	665
310	Freeport McMoran, Inc., Senior Notes, 5%, 09/01/27	328
320	Freeport McMoran, Inc., Senior Notes, 5.25%, 09/01/29	350
1,182	Freeport McMoran, Inc., Senior Notes, 5.40%, 11/14/34	1,406
330	Freeport McMoran, Inc., Senior Notes, 5.45%, 03/15/43	394
265	GrafTech Finance Inc., Senior Notes, 4.625%, 12/15/28 (g)	267
1,120	Hecla Mining Company, Senior Notes, 7.25%, 02/15/28	1,198
315	HudBay Minerals, Inc., Senior Notes, 4.50%, 04/01/26 (g)	326
545	HudBay Minerals, Inc., Senior Notes, 6.125%, 04/01/29 (g)	579
600	New Gold Inc., Senior Notes, 7.50%, 07/15/27 (g)	622
745	Novelis Corporation, Senior Notes, 4.75%, 01/30/30 (g)	764
608	Ryerson Inc., Senior Secured Notes, 8.50%, 08/01/28 (g)	679
		13,484
Other Telecommunications - 1.19%
475	Consolidated Communications, Inc., Senior Notes, 6.50%, 10/01/28 (g)	509
385	Embarq Corporation, Senior Notes, 7.995%, 06/01/36	442
475	Level 3 Financing, Inc., Senior Notes, 3.75%, 07/15/29 (g)	458
275	Level 3 Financing, Inc., Senior Notes, 5.375%, 05/01/25	281
1,065	Lumen Technologies, Inc., Senior Notes, 4.50%, 01/15/29 (g)	1,037
		2,727

Real Estate Investment Trust Securities - .27%
620	Service Properties Trust, Senior Notes, 4.35%, 10/01/24	614

Restaurants - 1.68%
165	1011778 B.C. Unlimited Liability Company, Senior Notes, 5.75%, 04/15/25 (g)	175
715	Dave and Buster's, Inc., Senior Notes, 7.625%, 11/01/25 (g)	763
795	Golden Nugget, Inc., Senior Notes, 6.75%, 10/15/24 (g)	801
723	YUM Brands, Inc., Senior Notes, 5.35%, 11/01/43	766
760	YUM Brands, Inc., Senior Notes, 6.875%, 11/15/37	927
395	YUM Brands, Inc., Senior Notes, 7.75%, 04/01/25 (g)	431
		3,863
Retail - 1.66%
445	L Brands, Inc., Senior Notes, 6.625%, 10/01/30 (g)	505
65	L Brands, Inc., Senior Notes, 6.694%, 01/15/27	74
350	L Brands, Inc., Senior Notes, 7.50%, 06/15/29	398
480	L Brands, Inc., Senior Notes, 9.375%, 07/01/25 (g)	599
275	LSF9 Atlantis Holdings, LLC, Senior Notes, 7.75%, 02/15/26 (g)	282
250	Petsmart, Inc., Senior Notes, 4.75%, 02/15/28 (g)	256
1,450	Petsmart, Inc., Senior Notes, 7.75%, 02/15/29 (g)	1,559
140	Rent-A-Center, Inc., Senior Notes, 6.375%, 02/15/29 (g)	148
		3,821
Satellites - 3.30%
815	Connect Finco Sarl, Senior Notes, 6.75%, 10/01/26 (g)	865
1,750	Hughes Satellite Systems, Inc., Senior Notes, 6.625%, 08/01/26	1,934
3,090	Intelsat Jackson Holdings Ltd., Senior Notes, 9.50%, 09/30/22 (b)(g)	3,673
640	Telesat Canada, Senior Notes, 6.50%, 10/15/27 (g)	640
450	Viasat, Inc., Senior Notes, 5.625%, 04/15/27 (g)	470
		7,582
Services - 8.54%
635	Adtalem Global Education, Inc., Senior Notes, 5.50%, 03/01/28 (g)	629
300	Advantage Sales and Marketing, Inc., Senior Notes, 6.50%, 11/15/28 (g)	312
610	Allied Universal Holdco, LLC, Senior Secured Notes, 9.75%, 07/15/27 (g)	669

730	Ascend Learning, LLC, Senior Notes, 6.875%, 08/01/25 (g)	748
260	Avis Budget Car Rental LLC, Senior Notes, 5.75%, 07/15/27 (g)	272
205	Avis Budget Car Rental LLC, Senior Notes, 5.75%, 07/15/27 (g)	212
560	Black Knight, Inc., Senior Notes, 3.625%, 09/01/28 (g)	547
640	EG Global Finance plc, Senior Notes, 6.75%, 02/07/25 (g)	658
660	EG Global Finance plc, Senior Notes, 8.50%, 10/30/25 (g)	700
790	Fair Isaac Corporation, Senior Notes, 5.25%, 05/15/26 (g)	874
533	GFL Enironmental, Inc., Senior Notes, 8.50%, 05/01/27 (g)	586
1,265	H&E Equipment Services, Senior Notes, 3.875%, 12/15/28 (g)	1,227
115	IPD 3 B.V., Senior Notes, 5.50%, 12/01/25 (g) (EUR)	139
1,470	Laureate Education, Inc., Senior Notes, 8.25%, 05/01/25 (g)	1,536
515	MSCI, Inc., Senior Notes, 4%, 11/15/29 (g)	530
515	Performance Food Group, Inc., Senior Notes, 5.50%, 10/15/27 (g)	538
234	Picasso Finance , Senior Notes, 6.125%, 06/15/25 (g)	249
310	Presidio Holding, Inc., Senior Notes, 4.875%, 02/01/27 (g)	316
440	Presidio Holding, Inc., Senior Notes, 8.25%, 02/01/28 (g)	480
465	Prime Security Services Borrower, LLC, Senior Notes, 5.75%, 04/15/26 (g)	500
610	Prime Security Services Borrower, LLC, Senior Notes, 6.25%, 01/15/28 (g)	631
300	Sabre GLBL, Inc., Senior Notes, 7.375%, 09/01/25 (g)	326
360	Sabre GLBL, Inc., Senior Notes, 9.25%, 04/15/25 (g)	429
215	Shift 4 Payments, LLC, Senior Notes, 4.625%, 11/01/26 (g)	223
739	Staples, Inc., Senior Notes 7.50%, 04/15/26 (g)	777
735	Staples, Inc., Senior Notes 10.75%, 04/15/27 (g)	724
575	United Rentals (North America), Inc., Senior Notes, 3.875%, 2/15/31	578
1,460	Vertical U.S. Newco, Inc., Senior Notes, 5.25%, 07/15/27 (g)	1,528
1,460	Vertical Holdco GmbH, Senior Notes, 7.625%, 07/15/28 (g)	1,568
635	WeWork Companies, Inc, Senior Notes, 7.875%, 05/01/25 (g)	630
245	White Cap Buyer, LLC, Senior Notes, 6.875%, 10/15/28 (g)	259
240	Williams Scotsman International, Inc, Senio4 Notes, 4.625%, 08/15/28 (g)	244
		19,639
Supermarkets - 2.26%
1,050	Albertsons Companies, LLC, Senior Notes, 3.50%, 03/15/29 (g)	999

540	Albertsons Companies, LLC, Senior Notes, 4.875%, 02/15/30 (g)	554
545	Albertsons Companies, LLC, Senior Notes, 5.875%, 02/15/28 (g)	578
370	Albertsons Companies, LLC, Senior Notes, 7.45%, 08/01/29	433
895	Albertsons Companies, LLC, Senior Notes, 7.50%, 03/15/26 (g)	983
220	Albertsons Companies, LLC, Senior Notes, 8%, 05/01/31	270
680	Iceland Bondco, Plc, Senior Notes, 4.625%, 03/15/25 (GBP)	924
425	United Natural Foods, Inc., Senior Notes, 6.75%, 10/15/28 (g)	454
		5,195
Transportation - .33%
730	Watco Companies, LLC, Senior Notes, 6.50%, 06/15/27 (g)	770

Utilities - 4.71%
795	Calpine Corporation, Senior Notes, 5.125%, 03/15/28 (g)	799
235	First Energy Corporation, Senior Notes, 7.375%, 11/15/31	313
1,205	General Electric Company, Senior Notes, 3.514% (h)	1,139
74	NextEra Energy Operating Partners, L.P., Senior Notes, 4.25%, 09/15/24 (g)	78
670	NextEra Energy Operating Partners, L.P., Senior Notes, 4.50%, 09/15/27 (g)	721
620	NiSource, Incorporated, Senior Notes, 5.65%, (h)	642
1,750	NRG Energy, Inc., Senior Notes, 5.75%, 01/15/28	1,855
540	NRG Energy, Inc., Senior Notes, 6.625%, 01/15/27	562
135	Pattern Energy Operations L.P., Senior Notes, 4.50%, 08/15/28 (g)	137
435	PG&E Corporation, Senior Notes, 5%, 07/01/28	458
490	PG&E Corporation, Senior Notes, 5.25%, 07/01/30	518
420	Pike Corporation, Senior Notes, 5.50%, 09/01/28 (g)	427
1,795	TerraForm Global Operating, LLC, Senior Notes 6.125%, 03/01/26 (g)	1,840
490	Vistra Operations Company, LLC, Senior Notes, 5%, 07/31/27 (g)	503
800	Vistra Operations Company, LLC, Senior Notes, 5.50%, 09/01/26 (g)	826
		10,818
Wireless Communications - 1.53%
725	Sprint Capital Corporation, Senior Notes, 6.875%, 11/15/28	913
2,194	Sprint Corporation, Senior Notes, 7.125%, 06/15/24	2,524

70	Sprint Corporation, Senior Notes, 7.625%, 02/15/25	83
		3,520
	Total Corporate Debt Securities (Total cost of $262,140)	276,227

CONVERTIBLE DEBT SECURITIES - .15% (d)(f)
Energy - .15%
412	Cheniere Energy, Inc., Senior Notes, 4.25%, 03/15/45	336

	Total Convertible Debt Securities (Total cost of $283)	336

BANK DEBT SECURITIES - 9.62% (d)(f)
Aerospace & Defense - .37%
232	Peraton Holding Corporation, 4.50%, 02/01/28	232
408	Peraton Holding Corporation, 4.50%, 02/01/28	408
220	Peraton Holding Corporation, 8.50%, 02/26/29	223
		863
Airlines - .72%
345	AAdvantage Loyalty IP, Ltd., 5.50%, 04/20/28	353
775	Mileage Plus Holdings, LLC, 6.25%, 6/21/27	823
460	Skymiles IP, Ltd, 4.75%, 10/20/27	483
		1,659
Automotive - .16%
365	Truck Hero Inc., 4.50%, 01/31/28	364

Consumer Products - .56%
1,297	Life Time Fitness, 5.75%, 12/16/24	1,294

Energy - 1.12%
1,888	BCP Raptor, LLC, 5.25%, 6/24/24	1,813
345	Prairie ECI Acquiror, LP, 4.859%, 03/11/26	334
428	Stonepeak Lonestar, 4.726%, 10/19/26	428
		2,575
Healthcare - 1.05%
120	ADMI Corporation, 3.75%, 12/23/27	119
560	ADMI Corporation, 3.25%, 12/23/27	555
780	Gainwell Acquisition Corporation, 4.75%, 10/01/27	776
478	Regional Care Hospital Partners, 3.859%, 11/16/25	477
489	US Radiology Specialists, Inc., 6.25%, 12/10/27	489
		2,416
Information Technology - .33%
165	Epicor Software Corporation, 8.75%, 7/31/28	170
565	RealPage Inc., 7.25%, 03/31/26	579
		749
Manufacturing - .33%
755	Apex Tool Group, LLC, 6.50%, 8/01/24	754

Satellites - 1.74%
866	Intelsat Jackson Holdings, S.A., 6.486%, 07/13/22 (b)	875
1,615	Intelsat Jackson Holdings, S.A.,8%, 11/27/23 (b)	1,639
140	Intelsat Jackson Holdings, S.A., 8.625%, 01/02/24 (b)	143
1,342	Iridium Satellite LLC, 3.75%, 11/04/26	1,344
		4,001
Services - 2.11%
320	Renaissance Holding Corp., 7.203%, 05/29/26	319
439	Sabre GLBL, Inc., 4.75%, 12/17/27	443
1,551	Ultimate Software Group, Inc., 4.75, 05/04/26	1,549
2,100	Ultimate Software Group, Inc., 7.50%, 05/03/27	2,147
392	Weight Watchers, 5.50%, 11/29/24	391
		4,849
Utilities - .12%
269	Exgen Renewables IV, LLC, 3.75%, 12/15/27	269

Wireless Communications - 1.01%
903	Asurion LLC, 3.359%, 12/23/26	896
885	Asurion LLC, 3.359%, 07/31/27	878
65	Asurion LLC, 5.377%, 01/31/28	66
480	CCI Buyer, Inc., 4.75%, 12/17/27	481
		2,321
	Total Bank Debt Securities (Total cost of $21,595)	22,114

Shares

PREFERRED STOCK - 4.39% (d)(f)
Energy - 1.71%
3,750	Targa Resources Corp., Series A, Cvt, 9.50%, Acquisition Date 10/26/17, Cost $4,133(c)	3,932

Financial - .14%
325	Alliant Services, Series A, Cvt, 9.75%, Acquisition Date 11/6/20, Cost $320(c)	326

Healthcare - .78%
18,683	Avantor, Inc., Series A, Cvt, 6.25%, 05/15/22	1,687
908	Boston Scientific Corporation, Cvt, 5.50%, 06/01/23	97
		1,784
Manufacturing - .39%
694	Danaher Corporation, Cvt, 5.00%, 04/15/23	899

Utilities - 1.37%
21,950	American Electric Power, Cvt, Series B, 6.125%, 03/15/22	1,059
7,682	American Electric Power, Cvt, Series C, 6.125%, 08/15/23	374
22,232	NextEra Energy, Inc., Cvt, 5.279%, 03/01/23	1,101
12,300	Southern Company, Cvt, 6.75%, 08/01/22	627
		3,161

Total Preferred Stock (Total cost of $9,373)	10,102

TOTAL INVESTMENTS - 134.34% (d) (Total cost of $293,391)	308,779
CASH AND OTHER ASSETS
LESS LIABILITIES - (34.34)% (d)	(78,936)

NET ASSETS - 100.00%	$229,843

(a)	Denotes income is not being accrued.

(b)	Denotes issuer is in bankruptcy proceedings.

(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $4,258 or 1.85% of total net assets as of March 31, 2021.

(d)	Percentages indicated are based on total net assets to common shareholders of $229,843.

(e)	Not rated.

(f)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $199,101 as of March 31, 2021.

(h)	Perpetual security with no stated maturity date.

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2021 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)
Canadian Imperial Bank of Commerce	4/30/21	EUR	(310)	367	364	3

JP Morgan	4/30/21	EUR	(315)	372	369	3

JP Morgan	4/30/21	EUR	(315)	372	369	3

Bank of America	4/30/21	GBP	(967)	1,332	1,333	(1)

Net unrealized gain on open forward currency exchange contracts						$8

The New America High Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2021 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “financial services investment companies”.

Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$298,677	—	$298,677
Preferred Stock
Energy	—	3932	—	3932
Financial	—	326	—	326
Healthcare	1784	—	—	1784
Manufacturing	899	—	—	899
Utilities	2787	374	—	3161
Total Investments	$5470	$303,309	$—	$308,779

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$8	$—	$8

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned no Level 3 securities at March 31, 2021.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2020	$320
Net purchases/(sales)	—
Transfers in/(out) of Level 3	(326)
Change in unrealized appreciation (depreciation)	6
Balance, March 31, 2021	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the three months ended March 31, 2021, the Fund recognized no transfers between Levels 1 and 2. During the three months ended March 31, 2021, securities with a market value of 326 transferred from Level 3 to Level 2 as there were observable inputs available to determine value.